Borrowings (Details 4) $ in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 CLP ($)
Class Six [Member] | Cresud 6 [Member]
Statement [Line Items]
Issuance / expansion date	jun-21
Maturity date	Jun. 30, 2024
Amount in original currency	$ 35,700
Interest rate	6.99%	6.99%	6.99%
Principal payment	Annual payments since 2022
Interest payment	Quarterly
Class	Class XXXIV
Class Seven [Member] | Cresud 7 [Member]
Statement [Line Items]
Issuance / expansion date	ago-20
Maturity date	Aug. 31, 2023
Amount in original currency	$ 25,000
Interest rate	2.00%	2.00%	2.00%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXX
Class [Member] | Cresud [Member]
Statement [Line Items]
Issuance / expansion date	ene-20
Maturity date	Jan. 30, 2021
Amount in original currency		$ 1,095
Interest rate	6.50%	6.50%	6.50%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXVI
Class One [Member] | Cresud 1 [Member]
Statement [Line Items]
Issuance / expansion date	ene-20
Maturity date	Jul. 30, 2021
Amount in original currency	$ 5,700
Interest rate	7.45%	7.45%	7.45%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXVIII
Class Two [Member] | Cresud 2 [Member]
Statement [Line Items]
Issuance / expansion date	ene-20
Maturity date	Apr. 30, 2021
Amount in original currency	$ 27,500
Interest rate	9.00%	9.00%	9.00%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXVII
Class Three [Member] | Cresud 3 [Member]
Statement [Line Items]
Issuance / expansion date	jun-20
Maturity date	Dec. 09, 2021
Amount in original currency	$ 83,000
Interest rate	3.50%	3.50%	3.50%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXIX
Class Four [Member] | Cresud 4 [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	Nov. 12, 2023
Amount in original currency	$ 30,800
Interest rate	9.00%	9.00%	9.00%
Principal payment	Annual payments since 2021
Interest payment	Quarterly
Class	Class XXXI
Class Five [Member] | Cresud 5 [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	Nov. 12, 2022
Amount in original currency	$ 34,300
Interest rate	9.00%	9.00%	9.00%
Principal payment	At expiration
Interest payment	Quarterly
Class	Class XXXII
Brasilagro [Member]
Statement [Line Items]
Issuance / expansion date	May-21
Maturity date	Apr. 12, 2028
Amount in original currency	$ 240,000
Interest rate	5.3658%	5.3658%	5.3658%
Principal payment	50% April 2027 y 50% April 2028
Interest payment	Annual
IRSA [Member] | Cass IX [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	Mar. 01, 2023
Amount in original currency	$ 80,700
Interest rate	10.00%	10.00%	10.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Cass XII [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	Mar. 31, 2024
Amount in original currency	$ 53,780
Interest rate	4.00%	4.00%	4.00%
Principal payment	At expiration
Interest payment	Biannual
IRSA [Member] | Cass XI [Member]
Statement [Line Items]
Issuance / expansion date	mar-21
Maturity date	Mar. 01, 2024
Amount in original currency	$ 15,810
Interest rate	5.00%	5.00%	5.00%
Principal payment	At expiration
Interest payment	Biannual
IRSA [Member] | Cass X [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	Mar. 31, 2022
Amount in original currency	$ 701,500
Interest rate	5.00%	5.00%	5.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Class I tramo2 [Member]
Statement [Line Items]
Issuance / expansion date	ago-19
Maturity date	Nov. 15, 2020
Amount in original currency	$ 85,000
Interest rate	10.00%	10.00%	10.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Class II [Member]
Statement [Line Items]
Issuance / expansion date	ago-19
Maturity date	Aug. 06, 2020
Amount in original currency			$ 31,503
Interest rate	10.50%	10.50%	10.50%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Cass IV [Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	May 19, 2021
Amount in original currency	$ 51,000
Interest rate	7.00%	7.00%	7.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Cass V [Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	May 19, 2022
Amount in original currency	$ 9,000
Interest rate	9.00%	9.00%	9.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Class I [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Amount in original currency	$ 3,100
Interest rate	10.00%	10.00%	10.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Cass VII [Member]
Statement [Line Items]
Issuance / expansion date	jul-20
Maturity date	Jan. 21, 2022
Amount in original currency	$ 33,700
Interest rate	4.00%	4.00%	4.00%
Principal payment	At expiration
Interest payment	Quarterly
IRSA [Member] | Cass VIII [Member]
Statement [Line Items]
Issuance / expansion date	nov-20
Maturity date	Nov. 12, 2023
Amount in original currency	$ 31,700
Interest rate	10.00%	10.00%	10.00%
Principal payment	33% in November 21, 33% in November 22, 34% in November 23
Interest payment	Quarterly
IRSA [Member] | Cass VI [Member]
Statement [Line Items]
Issuance / expansion date	jul-20
Maturity date	Jul. 21, 2021
Amount in original currency	$ 335,200
Interest rate	4.00%	4.00%	4.00%
Principal payment	30% en April 21, 70% at expiration
Interest payment	Quarterly
IRSA [Member] | Class II 1 [Member]
Statement [Line Items]
Issuance / expansion date	may-20
Maturity date	Feb. 19, 2021
Amount in original currency	$ 354,000
Interest rate	0.60%	0.60%	0.60%
Principal payment	At expiration
Interest payment	Biannual